Supplement to the
Gold Portfolio
Class A, Class M, Class C and Class I
April 29, 2017
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

AGLD-17-03 1.847523.120	May 5, 2017

Supplement to the
Telecommunications Portfolio
Class A, Class M, Class C and Class I
April 29, 2017
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

ATLC-17-03 1.845214.121	May 5, 2017

Supplement to the
Consumer Staples Portfolio
Class A, Class M, Class C and Class I
April 29, 2017
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

ACSF-17-03 1.847521.118	May 5, 2017

Supplement to the
Fidelity® International Real Estate Fund
Class A, Class T, Class C and Class I
September 29, 2016
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

AIRE-17-02 1.855555.117	May 5, 2017

Supplement to the
Materials Portfolio
Class A, Class M, Class C and Class I
April 29, 2017
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

AMF-17-03 1.847525.119	May 5, 2017